Submission	Feb. 13, 2026
Submission [Line Items]
Central Index Key	0001495153
Registrant Name	MakeMyTrip Ltd
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A